Trade Accounts Receivable - Tabular Disclosure of Trade Accounts Receivable By Primary Geographical Markets (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 1,043,278	S/ 962,457	S/ 861,336
Peru [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	236,005	245,916	167,963
Colombia [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	667,280	624,184	567,672
México [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	139,993	92,357	125,701
Healthcare services [Member]
Trade and other current receivables [Line Items]
Trade and other receivables net	1,043,278	962,457	861,336
Healthcare services [Member] | Peru [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	236,005	245,916	167,963
Healthcare services [Member] | Colombia [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	667,280	624,184	567,672
Healthcare services [Member] | México [member]
Trade and other current receivables [Line Items]
Trade and other receivables net	S/ 139,993	S/ 92,357	S/ 125,701